Valley Forge Fund, Inc.

(the “Fund”)

Supplement to the Fund’s prospectus dated May 1, 2012

Important information about the Fund’s Lack of Investment Adviser

For the period beginning April 1, 2013 through the date the Fund’s shareholders approve a new investment advisory agreement (estimated to be achieved by May 17, 2013), the Fund will not be managed by an investment adviser or a portfolio manager (the “Interim Period”).  During the Interim Period, the Fund’s portfolio is expected to remain largely unchanged, subject to the ability of the Board of Directors of the Fund to, as it deems appropriate under the circumstances, make such portfolio changes as are consistent with the Fund’s prospectus.  During the Interim Period, the Fund will not be subject to any advisory fees.

Because none of the members of Fund’s Board of Directors has any experience as portfolio managers, management risk will be heightened during the Interim Period, and you may lose money.  In particular, the Fund will be subject to the risk that Board may fail to actions that an experienced investment adviser may take.  For example, in contrast to the decisions that may have been made by an experienced investment adviser, the Board may fail to sell securities whose value may decrease significantly, and it may fail to acquire securities whose value may increase significantly.

The date of this supplement is April 1, 2013.

Valley Forge Fund, Inc.

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information dated May 1, 2012

Important information about the Fund’s Lack of Investment Adviser

For the period beginning April 1, 2013 through the date the Fund’s shareholders approve a new investment advisory agreement (estimated to be achieved by May 17, 2013), the Fund will not be managed by an investment adviser or a portfolio manager (the “Interim Period”).  During the Interim Period, the Fund’s portfolio is expected to remain largely unchanged, subject to the ability of the Board of Directors of the Fund to, as it deems appropriate under the circumstances, make such portfolio changes as are consistent with the Fund’s prospectus.  During the Interim Period, the Fund will not be subject to any advisory fees.

Because none of the members of Fund’s Board of Directors has any experience as portfolio managers, management risk will be heightened during the Interim Period, and you may lose money.  In particular, the Fund will be subject to the risk that Board may fail to actions that an experienced investment adviser may take.  For example, in contrast to the decisions that may have been made by an experienced investment adviser, the Board may fail to sell securities whose value may decrease significantly, and it may fail to acquire securities whose value may increase significantly.

The date of this supplement is April 1, 2013.